Employee benefits - Fair value of plan assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [abstract]
Net interest on the net defined liability	€ (16)	€ (21)	€ (28)
Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	409	395	380
Net interest on the net defined liability	7	7	9
Actuarial losses/(gains) arising from experience	2	20	28
Employer contributions	16	18	37
Benefits paid	(17)	(22)	(24)
Others	(3)	(9)	(35)
Total-closing balance	414	409	€ 395
Annuity-based defined benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	409
Net interest on the net defined liability	7
Actuarial losses/(gains) arising from experience	2
Employer contributions	16
Benefits paid	(17)
Others	(3)
Total-closing balance	414	409
Capital-based defined benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [abstract]
Total-opening balance	0
Net interest on the net defined liability	0
Actuarial losses/(gains) arising from experience	0
Total-closing balance	€ 0	€ 0